Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Summary of inventories

	December 31, 2021	December 31, 2020
Merchandise held for resale and in transit	27,106	15,977
Right of return assets	417	231
Other inventories	752	216
Inventory valuation allowance	(1,913)	(1,082)

	26,362	15,342